Fair Value Measurements of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements of Financial Instruments

(21) Fair Value of Financial Instruments

The Company adopted ASC Topic 820 at the beginning of fiscal year 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are measured at least annually. To increase the consistency and comparability in fair value measurements and related disclosures, ASC Topic 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels:

Level 1 –	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 –	Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.

Level 3 –	Unobservable inputs for which there is little or no market data available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The following fair value hierarchy table presents information regarding assets and liabilities that are measured at fair value on a recurring basis:

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$2,017	$—	$2,017	$—

Liabilities:
Foreign currency forward contracts	$1,985	$—	$1,985	$—

The book values and estimated fair values of financial instruments that are not carried at fair value are reflected below:

	December 31, 2010		December 31, 2009
	Book Value	Fair Value	Book Value	Fair Value
Short-term borrowings	$24,205	$24,205	$27,661	$27,661
Current portion of long term borrowings	9,498	9,569	9,811	9,885
Long-term borrowings	1,445,678	1,531,782	1,593,697	1,637,838

The fair values of long-term borrowings, including current portion, were estimated using quoted market prices and therefore represent Level 2 fair value. The book values of short-term borrowings approximate fair value due to the short-term nature of the lines of credit (see Note 12).

The fair values of the Company’s financial instruments, including cash and cash equivalents, trade receivables and trade payables, approximate their respective book values.

14. Fair Value Measurements of Financial Instruments

Financial instruments measured at fair value on a recurring basis as of September 30, 2011 and December 31, 2010 were as follows:

	Balance at September 30, 2011	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$2,000	$—	$2,000	$—

Liabilities:
Foreign currency forward contracts	$1,083	$—	$1,083	$—

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$2,017	$—	$2,017	$—

Liabilities:
Foreign currency forward contracts	$1,985	$—	$1,985	$—

The Company primarily uses readily observable market data in conjunction with globally accepted valuation model software when valuing its financial instruments portfolio and, consequently, the Company designates all financial instruments as Level 2. Under ASC Topic 820, Fair Value Measurements and Disclosures, there are three levels of inputs that may be used to measure fair value. Level 2 is defined as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.